TAXATION (Schedule of Roll-forward of Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 79,436	$ 78,933	$ 70,296
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	577	4,192	5,070
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	9,183	10,666	4,769
Decrease relating to reversal of prior years' tax position	(1,821)	(14,102)	0
Decrease relating to expiration of applicable statute of limitations	(9,220)	(4,586)	0
Foreign currency translation adjustments	(3,160)	4,333	(1,202)
Balance at end of year	$ 74,995	$ 79,436	$ 78,933